UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Restructuring Capital Associates, L.P.

Address: 2 Stamford Plaza, Suite 1501
         281 Tresser Boulevard
         Stamford, CT 06901

13F File Number: 028-14250

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Warren M. Frank
Title:  Authorized Person
Phone:  (203) 353-3101


Signature, Place and Date of Signing:

/s/ Warren M. Frank                 Stamford, CT          May 15, 2012
-------------------------      ---------------------    ----------------------
      [Signature]                  [City, State]              [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       31

Form 13F Information Table Value Total:       $274,174
                                             (in thousands)


List of Other Included Managers:  NONE



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

                                                             FORM 13F INFORMATION TABLE
                                                                   March 31, 2012
COLUMN 1                      COLUMN  2      COLUMN 3     COLUMN 4     COLUMN 5         COL 6   COL 7               COLUMN 8

                              TITLE OF                    VALUE     SHRS OR  SH/ PUT/   INVSMT  OTHR            VOTING AUTHORITY
NAME OF ISSUER                CLASS          CUSIP       (X$1000)   PRN AMT  PRN CALL   DSCRTN  MGRS      SOLE      SHARED    NONE
A H BELO CORP                 COM CL A       001282102     318       65,000  SH          SOLE   NONE       65,000     0        0
ABITIBIBOWATER INC            COM NEW        003687209  49,006    3,431,810  SH          SOLE   NONE    3,431,810     0        0
ACCURIDE CORP NEW             COM NEW        00439T206   1,217      140,000  SH          SOLE   NONE      140,000     0        0
BP PLC                        SPONSORED ADR  055622104     563       12,500  SH          SOLE   NONE       12,500     0        0
BELO CORP                     COM SER A      080555105     502       70,000  SH          SOLE   NONE       70,000     0        0
DELPHI AUTOMOTIVE PLC         SHS            G27823106  98,257    3,109,384  SH          SOLE   NONE    3,109,384     0        0
DEX ONE CORP                  COM            25212W100   6,885    4,848,323  SH          SOLE   NONE    4,848,323     0        0
EATON VANCE SR FLTNG RTE TR   COM            27828Q105   2,275      140,093  SH          SOLE   NONE      140,093     0        0
EATON VANCE FLTING RATE INC   COM            278279104     243       15,928  SH          SOLE   NONE       15,928     0        0
ENERGY XXI (BERMUDA) LTD      USD UNRS SHS   G10082140     758       21,000  SH          SOLE   NONE       21,000     0        0
FAIRPOINT COMMUNICATIONS INC  COM NEW        305560302     421      111,888  SH          SOLE   NONE      111,888     0        0
FIRST SOLAR INC               COM            336433107   2,505      100,000  SH          SOLE   NONE      100,000     0        0
FORBES ENERGY SVCS LTD        COM            345143101   1,341      217,377  SH          SOLE   NONE      217,377     0        0
FRIENDFINDER NETWORKS INC     COM IPO        358453306      94       69,269  SH          SOLE   NONE       69,269     0        0
GANNETT INC                   COM            364730101  17,940    1,170,287  SH          SOLE   NONE    1,170,287     0        0
GENERAL MTRS CO               COM            37045V100  10,482      408,668  SH          SOLE   NONE      408,668     0        0
GLOBE SPECIALTY METALS INC    COM            37954N206     297       20,000  SH          SOLE   NONE       20,000     0        0
HAWAIIAN TELCOM HOLDCO INC    COM            420031106     259       15,000  SH          SOLE   NONE       15,000     0        0
INVESCO VAN KAMPEN SR INC TR  COM            46131H107  11,218    2,284,803  SH          SOLE   NONE    2,284,803     0        0
JAMES RIVER COAL CO           COM NEW        470355207     154       30,000  SH          SOLE   NONE       30,000     0        0
LEAR CORP                     COM NEW        521865204   7,335      157,769  SH          SOLE   NONE      157,769     0        0
LODGENET INTERACTIVE CORP     COM            540211109     659      188,240  SH          SOLE   NONE      188,240     0        0
LYONDELLBASELL INDUSTRIES N   SHS - A -      N53745100   7,665      175,602  SH          SOLE   NONE      175,602     0        0
MCMORAN EXPLORATION CO        COM            582411104     235       22,000  SH          SOLE   NONE       22,000     0        0
NUVEEN FLOATING RATE INCOME   COM            67072T108   3,715      311,665  SH          SOLE   NONE      311,665     0        0
PATTERSON UTI ENERGY INC      COM            703481101   7,030      406,596  SH          SOLE   NONE      406,596     0        0
PRIMUS TELECOMMUNICATIONS GR  COM            741929301     894       55,611  SH          SOLE   NONE       55,611     0        0
SUPERMEDIA INC                COM            868447103   4,147    1,735,010  SH          SOLE   NONE    1,735,010     0        0
TOWN SPORTS INTL HLDGS INC    COM            89214A102   1,222       96,730  SH          SOLE   NONE       96,730     0        0
VISTEON CORP                  COM NEW        92839U206  34,866      657,847  SH          SOLE   NONE      657,847     0        0
XERIUM TECHNOLOGIES INC       COM NEW        98416J118   1,671      259,114  SH          SOLE   NONE      259,114     0        0
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